Document and Entity Information	Jun. 19, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Baker Hughes Co
Amendment Flag	false
Entity Central Index Key	0001701605
Document Type	8-K
Document Period End Date	Jun. 19, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	575 N. Dairy Ashford Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079-1121
City Area Code	(713)
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
A 3.226 Senior Notes Due 2030 Of Baker Hughes Holdings LLC And Baker Hughes Co Obligor Inc . [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.226% Senior Notes due 2030 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR30
Security Exchange Name	NASDAQ
A 3.812 Senior Notes Due 2034 Of Baker Hughes Holdings LLC And Baker Hughes Co Obligor Inc . [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.812% Senior Notes due 2034 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR34
Security Exchange Name	NASDAQ
A 4.193 Senior Note Due 2038 Of Baker Hughes Holdings LLC And Baker Hughes Co Obligor Inc . [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.193% Senior Notes due 2038 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR38
Security Exchange Name	NASDAQ
M 5.125 Senior Notes Due 2040 Of Baker Hughes Holdings Llc And Baker Hughes Co Obligor Inc 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR40
Security Exchange Name	NASDAQ
M 4.737 Senior Notes Due 2046 Of Baker Hughes Holdings Llc And Baker Hughes Co Obligor Inc 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.737% Senior Notes due 2046 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR46
Security Exchange Name	NASDAQ